BASIS OF PRESENTATION - (Disclosure of ownership percentage of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2022
Adastra Labs Holdings (2019) Ltd. (formerly Adastra Labs Holdings Ltd.) [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Adastra Labs Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
1178562 B.C. Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Adastra Brands Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Chemia Analytics Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
1225140 B.C. Ltd ("PerceiveMD") [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
1204581 B.C. Ltd. ("Phyto BrandCo") [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%